Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of income tax [Abstract]
Disclosure of income tax expense (recovery)
The major components of income tax expense (recovery) for the years ended December 31, 2019 and 2018 were as follows:

Income Tax Expense (Recovery)
($ millions)	2019	2018
Current income tax
Current income tax charge	174	86
Adjustments to current income tax estimates	1	(11)
	175	75
Deferred income tax
Relating to origination and reversal of temporary differences	(723)	378
Adjustments to deferred income tax estimates	(251)	18
	(974)	396

Disclosure of deferred tax items in OCI

Deferred Tax Items in OCI
($ millions)	2019	2018
Deferred tax items expensed (recovered) directly in OCI
Derivatives designated as cash flow hedges	(3)	(5)
Remeasurement of pension plans	1	17
Exchange differences on translation of foreign operations	(58)	87
Hedge of net investment	30	(41)
	(30)	58

Disclosure of reconciliation of effective tax rate
The provision for income taxes in the consolidated statements of income (loss) reflects an effective tax rate which differs from the expected statutory tax rate. Differences for the years ended December 31, 2019 and 2018 were accounted for as follows:

Reconciliation of Effective Tax Rate
($ millions, except tax rate)	2019	2018
Earnings (loss) before income taxes
Canada	(3,170)	734
United States	337	493
Other foreign jurisdictions	664	701
	(2,169)	1,928
Statutory Canadian income tax rate	26.8%	27.2%
Expected income tax	(582)	525
Effect on income tax resulting from:
Foreign jurisdictions	61	(36)
Non-taxable items	(25)	(13)
Adjustments with respect to previous year	(250)	7
Revaluation of foreign tax pools	(4)	(4)
Other – net	1	(8)
Income tax expense (recovery)	(799)	471

Disclosure of deferred tax liabilities and assets
The following reconciles the movements in the deferred income tax liabilities and assets:

Deferred Tax Liabilities and Assets
($ millions)	January 1, 2019	Recognized in Earnings	Recognized in OCI	Other	December 31, 2019
Deferred tax liabilities
Exploration and evaluation assets and property, plant and equipment	(4,089)	967	69	—	(3,053)
Foreign exchange gains taxable on realization	(174)	51	(27)	—	(150)
Debt issue costs	(4)	(1)	—	—	(5)
Other temporary differences	(28)	(124)	—	—	(152)
Deferred tax assets
Pension plans	8	9	(1)	—	16
Asset retirement obligations	654	16	(4)	—	666
Loss carry-forwards	468	56	(7)	—	517
Financial assets at fair value	(9)	—	—	—	(9)
	(3,174)	974	30	—	(2,170)

Deferred Tax Liabilities and Assets
($ millions)	January 1, 2018	Recognized in Earnings	Recognized in OCI	Other	December 31, 2018
Deferred tax liabilities
Exploration and evaluation assets and property, plant and equipment	(3,727)	(260)	(106)	4	(4,089)
Foreign exchange gains taxable on realization	(177)	(43)	46	—	(174)
Debt issue costs	(3)	(1)	—	—	(4)
Other temporary differences	(90)	62	—	—	(28)
Deferred tax assets
Pension plans	40	(15)	(17)	—	8
Asset retirement obligations	679	(29)	4	—	654
Loss carry-forwards	523	(70)	15	—	468
Financial assets at fair value	31	(40)	—	—	(9)
	(2,724)	(396)	(58)	4	(3,174)